Expense Example {- Fidelity U.S. Multifactor ETF} - 09.30 Fidelity U.S. Multifactor ETF PRO-02 - Fidelity U.S. Multifactor ETF - Fidelity U.S. Multifactor ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368